Consolidation of Variable Interest Entities - Schedule of Assets, Liabilities and Non-controlling Interest Related to Strike (Details) (10-K) - USD ($)	Jul. 02, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Assets	$ 100,698	$ 128,166
Liabilities	(427,449)	30,649
Non-controlling interest	(468,673)	$ (476,250)
Accumulated other comprehensive income	$ 141,922